Intangible Assets and Goodwill (Tables)	12 Months Ended
Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets
Acquisition-related intangible assets consisted of the following as of January 31, 2021 and 2020:

	January 31, 2021
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$74,272	$(72,349)	$1,923
Customer relationships	4,837	(2,759)	2,078
Trade names	1,151	(676)	475
Distribution network	2,000	(2,000)	—
Non-competition agreements	1,307	(484)	823
Total intangible assets	$83,567	$(78,268)	$5,299

	January 31, 2020
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$75,765	$(72,542)	$3,223
Customer relationships	6,586	(3,882)	2,704
Trade names	1,231	(563)	668
Distribution network	2,000	(2,000)	—
Non-competition agreements	1,307	(34)	1,273
Total intangible assets	$86,889	$(79,021)	$7,868

Schedule of Estimated Future Amortization Expense on Acquired Intangibles
Estimated future amortization expense on finite-lived acquisition-related intangible assets is as follows:

(in thousands)
Years Ending January 31,	Amount
2022	$1,818
2023	1,711
2024	783
2025	734
2026	176
Thereafter	77
Total	$5,299

Schedule of Goodwill Activity
Goodwill activity for the years ended January 31, 2021 and 2020 was as follows:

(in thousands)	Amount
Year Ended January 31, 2020:
Goodwill, gross, at January 31, 2019	$157,976
Accumulated impairment losses through January 31, 2019	(10,822)
Goodwill, net, at January 31, 2019	147,154
Business combination	11,597
Foreign currency translation	(608)
Goodwill, net, at January 31, 2020	$158,143

Year Ended January 31, 2021:
Goodwill, gross, at January 31, 2020	$168,965
Accumulated impairment losses through January 31, 2020	(10,822)
Goodwill, net, at January 31, 2020	158,143
Adjustments to prior period acquisition	300
Foreign currency translation	(260)
Goodwill, net, at January 31, 2021	$158,183

Balance at January 31, 2021
Goodwill, gross, at January 31, 2021	$169,005
Accumulated impairment losses through January 31, 2021	(10,822)
Goodwill, net, at January 31, 2021	$158,183